EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE
EARNINGS PER SHARE
16. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	Years ended December 31,
	2014	2015	2016
Net loss attributed to holder of ordinary shares	$(33,630,021)	$(5,075,122)	$(34,698,251)
Net loss adjusted for dilutive securities	(33,630,021)	(5,075,122)	(34,698,251)
Weighted-average number of common shares outstanding-basic	203,550,049	204,085,041	202,229,767
Weighted-average number of common shares outstanding-diluted	203,550,049	204,085,041	202,229,767
Basic loss per share	$(0.17)	$(0.02)	$(0.17)
Diluted loss per share	$(0.17)	$(0.02)	$(0.17)

Diluted earnings per share excludes 30,420,950, 18,356,267 and 16,585,000 common shares issuable upon the assumed conversion of the convertible debt, share options, restricted shares and warrant for the year ended December 31, 2014, 2015 and 2016, respectively, as their effect would have been anti-dilutive.

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31,2015 and 2016,there are 125,600 and 488,100 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share.